Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

January 31, 2025

	Principal Amount	Fair Value
CORPORATE BONDS - 17.04%
Communications - 4.12%

Altice France Holding S.A., 5.500%, 10/15/2029(b)	$1,322,000	$1,059,252
Charter Communications Operating Capital, 3.500%, 03/01/2042	5,000,000	3,419,338
Clear Channel Outdoor Holdings, 7.500%, 06/01/2029(b)	4,653,000	4,164,435
CSC Holdings LLC, 3.375%, 02/15/2031(b)	559,000	409,468
DISH Network Corp., 11.750%, 11/15/2027(b)	2,780,000	2,938,112
Gray Television Inc., 7.000%, 05/15/2027(b)	1,391,000	1,366,658
Level 3 Financing Inc., 10.500%, 05/15/2030(b)	1,111,000	1,219,322
Level 3 Financing Inc., 3.875%, 10/15/2030(b)	621,600	491,064
		15,067,649
Consumer Discretionary - 7.91%

Adtalem Global Education, Inc., 5.500%, 03/01/2028(b)	4,195,000	4,137,319
RR Donnelley & Sons Co., 9.500%, 08/01/2029(b)	13,203,000	13,615,594
RR Donnelley & Sons Co., 10.870%, 08/01/2029(b)	8,067,000	8,329,178
RRD Parent Inc., 10.000%, 10/15/2031(b)	212,773	377,234
Selina Hospitality, 6.000%, 11/01/2029(a)	4,981,328	179,577
Staples Inc., 10.750%, 09/01/2029(b)	2,345,000	2,303,962
		28,942,864
Consumer Staples - 1.91%

Altria Group, Inc., 4.250%, 08/09/2042	8,720,000	6,972,481
		6,972,481
Financials - 1.63%

Morgan Stanley, 0.000% (Variable Rate), 04/30/2030(i)	25,000	17,053
Morgan Stanley, 0.000% (Variable Rate), 07/31/2030(i)	80,000	54,029
Morgan Stanley, 0.000% (Variable Rate), 10/30/2030(i)	80,000	53,572
Morgan Stanley, 0.000% (Variable Rate), 09/26/2033(i)	428,000	265,169
Morgan Stanley, 0.000% (Variable Rate), 10/31/2033(i)	266,000	168,524
Morgan Stanley, 0.000% (Variable Rate), 02/28/2034(i)	478,000	297,784
Morgan Stanley, 0.000% (Variable Rate), 03/31/2034(i)	302,000	189,220
Morgan Stanley, 0.000% (Variable Rate), 04/30/2034(i)	66,000	42,511
Morgan Stanley, 0.000% (Variable Rate), 05/30/2034(I)	89,000	57,764
Morgan Stanley, 0.000% (Variable Rate), 06/30/2034(I)	460,000	295,920
Morgan Stanley, 0.000% (Variable Rate), 07/31/2034(I)	25,000	16,422
Morgan Stanley, 0.000% (Variable Rate), 08/29/2034(I)	171,000	112,177
Morgan Stanley, 0.000% (Variable Rate), 09/30/2034(I)	319,000	199,415
Morgan Stanley, 0.000% (Variable Rate), 10/08/2034(I)	32,000	20,964
Morgan Stanley, 0.000% (Variable Rate), 10/31/2034(i)	641,000	411,769
Morgan Stanley, 0.000% (Variable Rate), 11/28/2034(i)	256,000	161,830
Morgan Stanley, 0.000% (Variable Rate), 01/30/2035(i)	244,000	160,265
Morgan Stanley, 0.000% (Variable Rate), 02/27/2035(i)	36,000	23,019
Morgan Stanley, 0.000% (Variable Rate), 03/31/2035(i)	641,000	419,231
Morgan Stanley, 0.000% (Variable Rate), 02/29/2036(i)	61,000	39,999
Morgan Stanley, 0.000% (Variable Rate), 04/28/2036(i)	10,000	6,057
Morgan Stanley, 0.000% (Variable Rate), 06/30/2036(i)	40,000	24,001
Morgan Stanley, 0.000% (Variable Rate), 08/31/2036(i)	2,289,000	1,735,451
Morgan Stanley, 0.000% (Variable Rate), 09/30/2036(i)	40,000	30,973

Quarterly Report | January 31, 2025	1

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

January 31, 2025

	Principal Amount	Fair Value
Morgan Stanley, 0.000% (Variable Rate), 11/29/2036(i)	$103,000	$78,444
Morgan Stanley, 0.000% (Variable Rate), 01/31/2037(i)	224,000	170,084
Morgan Stanley, 0.000% (Variable Rate), 03/31/2037(i)	747,000	507,020
Morgan Stanley, 0.000% (Variable Rate), 04/28/2037(i)	40,000	29,370
Morgan Stanley, 0.000% (Variable Rate), 05/31/2037(i)	25,000	16,410
Morgan Stanley, 0.000% (Variable Rate), 08/31/2037(i)	58,000	39,350
UBS Group AG, 0.000% (Variable Rate), 07/31/2030(i)	10,000	7,831
UBS Group AG, 0.000% (Variable Rate), 10/30/2030(i)	420,000	309,042
		5,960,670
Industrials - 0.25%

LABL Inc., 8.625%, 10/01/2031(b)	1,017,000	919,115
		919,115
Real Estate - 1.22%

China Evergrande Group, 8.250%, 03/23/2022(a)(e)	7,985,000	169,682
China Evergrande Group, 9.500%, 04/11/2022(a)(e)	3,205,000	68,107
China Evergrande Group, 11.500%, 01/22/2023(a)(e)	6,500,000	138,126
China Evergrande Group, 10.000%, 04/11/2023(a)(e)	11,180,000	237,576
China Evergrande Group, 7.500%, 06/28/2023(a)(e)	16,029,000	340,617
China Evergrande Group, 12.000%, 01/22/2024(a)(e)	8,094,000	171,999
China Evergrande Group, 9.500%, 03/29/2024(a)(e)	13,321,001	283,072
China Evergrande Group, 10.500%, 04/11/2024(a)(e)	17,000,001	361,251
China Evergrande Group, 8.750%, 06/28/2025(a)(e)	127,633,001	2,712,202
		4,482,632

TOTAL CORPORATE BONDS		62,345,411
(Cost $77,024,306)

	Principal Amount	Fair Value
SENIOR LOANS - 10.33%
Communication Services - 3.13%

Gogo Intermediate Holdings LLC, Initial Term Loan, TSFR6M + 3.750%, 04/30/2028	4,611,000	4,358,617
Level 3 Financing Inc., Term B-1 Loan, TSFR1M + 6.560%, 04/15/2029	7,000,000	7,105,000
		11,463,617
Consumer Discretionary - 5.38%

24 Hour Fitness Worldwide, Inc., First Lien Term Loan, TSFR3M + 5.000%, 12/29/2025(a)	304,895	120,433
AMC Entertainment, Term Loan, TSFR1M + 9.000%, 01/04/2029(f)	1,860,667	1,893,722
ClubCorp Holdings Inc., Term Loan, TSFR3M + 5.000%, 09/18/2026	6,118,029	3,674,795
J Crew Group LLC, Initial Term Loan, TSFR3M + 6.000%, 09/26/2031	8,605,572	8,758,321
NPC International, Inc., Second Lien Term Loan, 3M US L + 7.500%, 04/18/2025(j)	605,000	-
The GEO Group, Inc., Term B Loan, TSFR1M + 5.250%, 04/13/2029	1,760,383	1,792,510
Vortex Opco LLC, Term Loan, TSFR3M + 6.250%, 4/30/2030	3,310,000	3,457,560
		19,697,341

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

January 31, 2025

	Principal Amount	Fair Value
Consumer Staples - 0.48%

Moran Foods LLC, First Lien Term Loan, TSFR3M + 7.250%, 06/30/2026	$927,417	$672,378
Moran Foods LLC, First Lien A&R 2023 FLFO PIK Term Loan, TSFR3M + 11.954%, 06/30/2026(i)	528,067	382,848
Moran Foods LLC, First Lien A&R 2023 FLSO PIK Term Loan, TSFR3M + 11.954%, 06/30/2026(i)	968,854	702,419
		1,757,645
Industrials - 0.88%

Multi-Color Corp., Term Loan, TSFR1M + 5.000%, 10/29/2028	3,409,847	3,203,977
		3,203,977
Health Care - 0.42%

ModivCare Inc., Term Loan, TSFR3M + 4.750%, 07/01/2031	1,851,649	1,545,359
		1,545,359

Materials - 0.04%

CPC Acquisition Corp., Second Lien Term Loan, TSFR3M + 7.750%, 12/29/2028	175,000	115,763
		115,763

TOTAL SENIOR LOANS		37,783,702
(Cost $38,914,560)

	Principal Amount	Fair Value
SOVEREIGN DEBT OBLIGATIONS - 0.00%(d)
Sovereign - 0.00%(d)

Ukraine Government International Bond, 7.750%, 09/01/2027(e)	$29,000	9,498

TOTAL SOVEREIGN DEBT OBLIGATIONS		9,498
(Cost $22,342)

	Principal Amount	Fair Value
MORTGAGE-BACKED SECURITIES - 1.01%
Federal National Mortgage Association (FNMA) - 1.01%

FNMA, Series 427, Class C20, 2.000%, 02/25/2051	6,813,252	883,169
FNMA, Series 437, Class C8, 2.500%, 06/25/2052	5,650,848	901,252
FNMA, Series 428, Class C15, 3.000%, 07/25/2052	2,237,223	409,977
FNMA, Series 429, Class C5, 3.000%, 10/25/2052	8,141,298	1,514,419

TOTAL MORTGAGE-BACKED SECURITIES		3,708,817
(Cost $3,339,521)

	Shares	Fair Value
COMMON STOCK - 13.13%
Commercial Services - 0.07%

Travelport LLC(f)	69	254,653
		254,653
Communication Services - 3.04%

Baidu, Inc.(f)	18,367	1,664,050
Bumble, Inc.(f)(g)	554,975	4,500,847
Weibo Corp.(g)	506,837	4,977,139
		11,142,036

Quarterly Report | January 31, 2025	3

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

January 31, 2025

	Shares	Fair Value
Consumer Discretionary - 1.19%

24 Hour Fitness Worldwide(f)	306,005	$3,060
Arbe Robotics, Ltd.(f)	67,276	172,227
Capri Holdings Ltd.(f)	21,827	540,873
Evolution AB(f)	31,166	2,399,331
Everyware Global(c)(f)(j)	43,777	-
Next.e.GO N.V.(f)(j)	5,788	-
PDD Holdings Inc.	6,399	716,112
Polestar Automotive Holding UK PLC	116,694	119,028
Winnebago Industries, Inc.(f)	8,260	394,828
		4,345,459
Consumer Staples - 0.00%(d)

Benson Hill, Inc.(f)	3,906	10,195
Moran Foods LLC(c)(f)(j)	3,699,885	-
		10,195
Energy - 0.06%

Granite Ridge Resources, Inc.	33,264	205,904
		205,904
Financials - 4.31%

Allfunds Group Plc(f)	456,625	2,353,351
Cannae Holdings, Inc.	513,578	10,148,301
Compass Diversified Holdings	6,949	147,666
PagSeguro Digital, Ltd.(f)(g)	419,864	3,127,987
		15,777,305
Health Care - 0.26%

Arbutus Biopharma Corp.(f)	204,998	682,643
Compass Pathways PLC(f)	61,188	263,720
		946,363
Industrials - 1.84%

Harvey Gulf International Marine LLC	24,044	1,803,300
Vertical Aerospace Ltd.(f)	968,942	4,922,225
		6,725,525
Materials - 0.82%

Covia Energy LLC(f)	43,354	769,540
Covia Holdings LLC	125,999	2,236,476
		3,006,016
Real Estate - 0.61%

Anywhere Real Estate, Inc.(f)	157,678	569,218
Star Holdings(f)	188,549	1,676,201
		2,245,419

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

January 31, 2025

	Shares	Fair Value
Technology - 0.73%

CommScope Holding Company, Inc.(f)	48,814	$246,512
GDS Holdings Ltd.(f)	36,001	781,583
IREN Ltd.(f)	63,045	644,311
Scantech AI Systems, Inc.(f)	2,051	3,055
Vertex, Inc.(f)	17,018	982,733
		2,658,194
Utilities - 0.20%

Longview Power LLC	61,813	741,756
		741,756

TOTAL COMMON STOCK		48,058,825
(Cost $45,066,352)

	Shares	Fair Value
CLOSED END FUNDS - 18.20%
Alternative - 5.25%

BlackRock ESG Capital Allocation Term Trust	410,267	6,818,638
Destra Multi-Alternative Fund(f)	56,768	491,611
Pershing Square Holdings Ltd.(f)	175,609	9,307,277
Platinum Asia Investments Ltd.	9,984	6,486
VGI Partners Global Investments, Ltd.	2,251,585	2,589,654
		19,213,666
Equity - 7.78%

abrdn Japan Equity Fund, Inc.	46,838	271,660
abrdn Emerging Markets Equity Income Fund, Inc.	865	4,619
abrdn Healthcare Investors	5,563	101,024
abrdn Life Sciences Investors	37,835	537,635
Aberdeen Standard Global Infrastructure Income Fund	7,498	133,621
Adams Diversified Equity Fund, Inc.	20,026	410,533
ASA Gold and Precious Metals Ltd.	163,658	3,827,961
BlackRock Health Services Term Trust	19,805	326,584
BlackRock Innovation and Growth Term Trust	330,506	2,710,149
BlackRock Science & Technology Trust II	7,928	167,836
ClearBridge Energy Midstream Opportunity Fund, Inc.	10,051	496,419
Diversified United Investment Ltd.	22,312	72,825
GAMCO Natural Resources Gold & Income Trust	17,606	101,234
Hearts and Minds Investments, Ltd.	1,101,858	2,198,935
Japan Smaller Capitalization Fund, Inc.	7,794	59,858
MFF Capital Investments, Ltd.	1,961,961	5,781,631
Neuberger Berman MLP & Energy Income Fund, Inc.	5,040	45,965
Neuberger Berman Next Generation Connectivity Fund, Inc.	165,408	2,221,429
NYLI CBRE Global Infrastructure Megatrends Term Fund	74,080	925,259
Pengana International Equities, Ltd.	4,054,812	3,088,079
Platinum Capital, Ltd.	501,228	442,492
Principal Real Estate Income Fund	19,297	197,408
Taiwan Fund, Inc.	3,223	124,612
Tortoise Energy Infrastructure Fund, Inc.	69,166	3,118,025
Voya Emerging Markets High Dividend Equity Fund	55,342	286,118
WAM Global Ltd.	440,916	611,283
WCM Global Growth, Ltd.	196,127	210,943
		28,474,137

Quarterly Report | January 31, 2025	5

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

January 31, 2025

	Shares	Fair Value
Fixed Income - 4.07%

AllianceBernstein National Municipal Income Fund	396	$4,380
BlackRock California Municipal Income Trust	169,800	1,915,344
BlackRock MuniHoldings California Quality Fund, Inc.	4,292	46,568
BlackRock MuniHoldings New York Quality Fund, Inc.	1,704	17,688
BlackRock MuniYield Michigan Quality Fund, Inc.	731	8,553
BlackRock MuniYield New York Quality Fund, Inc.	179	1,808
BlackRock MuniYield Pennsylvania Quality Fund, Inc.	4,708	55,696
BlackRock New York Municipal Income Trust	2,297	23,797
BlackRock Virginia Municipal Bond Trust	7	77
BNY Mellon Strategic Municipal Bond Fund, Inc.	190	1,108
Eaton Vance California Municipal Bond Fund	59,833	564,824
Eaton Vance California Municipal Income Trust	9,541	96,698
Eaton Vance New York Municipal Bond Fund	144,910	1,398,382
Ellsworth Growth and Income Fund, Ltd.	85,672	860,147
Federated Hermes Premier Municipal Income Fund	2,156	23,932
MFS High Income Municipal Trust	1,680	6,300
Neuberger Berman Municipal Fund Inc.	1,548	16,254
New America High Income Fund, Inc.	27,003	223,585
Nuveen Core Plus Impact Fund	119,211	1,280,326
Nuveen New Jersey Quality Municipal Income Fund	23,533	284,973
Nuveen Pennsylvania Quality Municipal Income Fund	61,796	713,732
PIMCO Dynamic Income Strategy Fund	232,207	6,065,221
Pioneer Municipal High Income Advantage Fund, Inc.	962	8,197
Pioneer Municipal High Income Fund, Inc.	108,305	1,019,141
Pioneer Municipal High Income Opportunities Fund, Inc.	22,791	273,708
		14,910,439
Mixed Allocation - 1.10%

BlackRock Capital Allocation Term Trust	37,102	573,226
Nuveen Multi-Asset Income Fund	239,668	2,979,060
Tortoise Sustainable and Social Impact Term Fund	37,012	450,053
		4,002,339

TOTAL CLOSED END FUNDS		66,600,581
(Cost $52,170,149)

	Shares	Fair Value
INVESTMENT TRUSTS - 10.46%
Alternative - 6.16%

Bitwise 10 Crypto Index Fund(f)(g)	335,140	22,554,922
		22,554,922
Equity - 4.30%

BlackRock Smaller Companies Trust PLC	71,210	1,204,315
Fidelity Emerging Markets Ltd.(f)	932,297	8,250,017
Henderson Opportunities Trust	216,511	598,645
Herald Investment Trust PLC(f)	2,610	76,049
Schroder British Opportunities Trust PLC(f)	1,453,746	1,270,757
Schroder UK Mid Cap Fund PLC	570,790	4,331,245
		15,731,028

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

January 31, 2025

	Shares	Fair Value
Mixed Allocation - 0.00%(d)

Aberdeen Diversified Income and Growth Trust PLC	7,080	$3,820
		3,820

TOTAL INVESTMENT TRUSTS		38,289,770
(Cost $21,252,391)

	Shares	Fair Value
PREFERRED STOCK - 1.06%
Consumer Discretionary - 0.88%

24 Hour Fitness Worldwide, Inc.(f)	407,959	12,239
G-ILS Transportation Ltd. Preferred B-3(c)(f)	1,332	2,156,815
HAAT Delivery Ltd. Preferred Seed-1(c)(f)	64,188	1,060,918
		3,229,972
Technology - 0.18%

Xtend Reality Expansion Ltd. Preferred B-2(c)(f)	775,774	663,628
		663,628

TOTAL PREFERRED STOCK		3,893,600
(Cost $4,373,063)

Fair Value
PARTICIPATION AGREEMENTS - 0.31%

Caesars Entertainment, Inc. (Covid Insurance Claim)(c)(f)(g)(j)	-
PK Funding 2023 LLC(c)(f)	1,124,626

TOTAL PARTICIPATION AGREEMENTS	1,124,626
(Cost $3,444,626)

Fair Value
PRIVATE FUNDS - 20.29%

Alternative Capital Investments Fund III LP, Special Class Interests(f)	5,060,838
Alternative Capital Investments Fund III LP, Special Class Interests 2(f)	14,405,000
Alternative Capital Investments Fund III LP, Standard Class Interests(f)	626,812
New Holland Special Opportunities Aggregator LP Class M Interests(h)	6,368,393
New Holland Special Opportunities Aggregator LP Class Y Interests(f)(h)	1,452,585
Stone Ridge Opportunities Fund Feeder LP(f)	46,346,021

TOTAL PRIVATE FUNDS	74,259,649
(Cost $55,314,768)

	Shares	Fair Value
UNIT TRUSTS - 5.97%
Specialty - 5.97%

Grayscale Digital Large Cap Fund(f)(g)	36,482	1,680,951
Grayscale Ethereum Classic Trust(f)(g)	1,714,838	20,166,459

TOTAL UNIT TRUSTS		21,847,410
(Cost $16,290,925)

Quarterly Report | January 31, 2025	7

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

January 31, 2025

	Shares	Fair Value
SPECIAL PURPOSE ACQUISITION COMPANIES - 0.09%

Deezer SA(f)	8,179	$10,649
GP-Act III Acquisition Corp., Class A(c)(f)	30,730	17,516
Graf Global Corp.(c)(f)(g)	20,960	10,270
Hennessy Capital Investment Corp. VII(f)	14,189	142,316
Nogin, Inc.(f)	11,264	451
Plum Acquisition Corp. IV(f)	16,218	162,818

TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES		344,020
(Cost $801,861)

	Contracts	Fair Value
WARRANTS - 0.43%

A SPAC II Acquisition Corp., Expires 05/03/2027, Strike Price $11.50(f)	34,421	671
Abpro Holdings Inc., Expires 11/12/2029, Strike Price $11.50(f)	80,774	4,846
AirJoule Technologies Corp., Expires 03/15/2029, Strike Price $11.50(f)	37,175	43,866
Agrinam Acquisition Corp., Expires 06/30/2027, Strike Price $11.50(f)	19,798	99
Airship AI Holdings Inc., Expires 12/31/2028, Strike Price $11.50(f)	10,588	15,353
AleAnna Inc., Expires 12/13/2026, Strike Price $11.50(f)	132	43
Allurion Technologies Inc., Expires 08/01/2030, Strike Price $8.10(f)	16,492	726
Alternus Clean Energy Inc., Expires 02/24/2028, Strike Price $11.50(f)	49,587	1,983
APx Acquisition Corp. I, Expires 08/19/2028, Strike Price $11.50(f)	3,981	239
Arverne Group SA, Expires 09/20/2028, Strike Price $11.50(f)	33,822	3,509
Athena Technology Acquisition Corp. II, Expires 10/17/2028, Strike Price $11.50(f)(j)	36,968	-
Aura FAT Projects Acquisition Corp., Expires 06/02/2027, Strike Price $11.50(f)	58,439	1,683
Baird Medical Investment Holdings Ltd., Expires 10/02/2029, Strike Price $11.50(f)	22,349	3,015
Battery Future Acquisition Corp., Expires 05/26/2028, Strike Price $11.50(f)	36,968	2,534
Bellevue Life, Sciences Acquisi, Expires 02/10/2028, Strike Price $11.50(f)	14,638	479
BenevolentAI, Expires 06/30/2026, Strike Price $11.50(f)	7,014	73
Benson Hill Inc., Expires 09/29/2026, Strike Price $402.50(c)(f)	187,607	9,337
Bitcoin Depot Inc., Expires 07/03/2028, Strike Price $11.50(f)	116,262	9,301
BitFuFu Inc., Expires 06/07/2028, Strike Price $11.50(f)	29,951	12,013
Blaize Holdings Inc., Expires 12/18/2026, Strike Price $11.50(f)	15,003	7,652
Borealis Foods Inc., Expires 08/26/2026, Strike Price $11.50(f)	20,287	2,161
Brand Engagement Network Inc., Expires 03/14/2029, Strike Price $11.50(f)	25,249	833
Cactus Acquisition Corp. 1, Ltd., Expires 10/29/2026, Strike Price $11.50(f)	21,180	7,445
Canna-Global Acquisition Corp., Expires 02/09/2028, Strike Price $11.50(f)	154,766	15
Capitalworks Emerging Markets Acquisition Corp., Expires 04/27/2028, Strike Price $11.50(f)	69,120	691
Captivision Inc., Expires 11/16/2028, Strike Price $11.50(f)	43,794	810
Cardio Diagnostics Holdings, Inc., Expires 12/01/2026, Strike Price $11.50(f)	19,933	1,650
Carmell Therapeutics Corp., Expires 07/12/2028, Strike Price $11.50(f)	3,816	106
CARTESIAN GROWTH Corp. II, Expires 07/12/2028, Strike Price $11.50(f)	5,984	523
Cartica Acquisition Corp., Expires 04/30/2028, Strike Price $11.50(f)	74,354	21,563
CERo Therapeutics Holdings Inc., Expires 02/14/2029, Strike Price $11.50(f)	21,939	393
Chain Bridge I, Expires 12/31/2028, Strike Price $11.50(f)	33,367	2,087
Chenghe Acquisition I Co., Expires 04/22/2027, Strike Price $11.50(f)	400	23
Chenghe Acquisition I Co., Expires 01/25/2028, Strike Price $11.50(f)	37,849	2,649

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

January 31, 2025

	Contracts	Fair Value
ClimateRock, Expires 06/01/2027, Strike Price $11.50(f)	11,778	$307
Concord Acquisition Corp. II, Expires 12/31/2028, Strike Price $11.50(f)	25,741	3,738
Conduit Pharmaceuticals Inc., Expires 02/03/2027, Strike Price $11.50(f)	51,468	674
Consilium Acquisition Corp. I, Ltd., Expires 06/01/2027, Strike Price $11.50(f)	38,488	19,640
Corner Growth Acquisition Corp., Expires 12/31/2027, Strike Price $11.50(f)	41,045	8,619
Critical Metals Corp., Expires 06/06/2028, Strike Price $11.50(f)	43,590	21,355
Currenc Group Inc., Expires 05/19/2027, Strike Price $11.50(f)	55,058	446
Deezer SA, Expires 06/07/2027, Strike Price $11.50(f)	95,238	49
Denali Capital Acquisition Corp., Expires 04/07/2027, Strike Price $11.50(f)	27,621	1,456
DIH Holdings US Inc., Expires 02/07/2028, Strike Price $11.50(f)	63,578	2,092
Distoken Acquisition Corp., Expires 03/30/2028, Strike Price $11.50(f)	5,841	93
DUET Acquisition Corp., Expires 07/19/2028, Strike Price $11.50(f)	5,996	184
Engene Holdings Inc., Expires 08/28/2028, Strike Price $11.50(f)	5,604	5,324
EVe Mobility Acquisition Corp., Expires 12/31/2028, Strike Price $11.50(f)	27,110	1,221
Everest Consolidator Acquisition Corp., Expires 07/19/2028, Strike Price $11.50(f)	50,492	1,015
Evergreen Corp., Expires 02/15/2027, Strike Price $11.50(f)	70,092	3,855
Finnovate Acquisition Corp., Expires 09/30/2026, Strike Price $11.50(f)	71,462	2,576
flyExclusive Inc., Expires 05/28/2028, Strike Price $11.50(f)	27,981	7,835
Fortune Rise Acquisition Corp., Expires 12/06/2027, Strike Price $11.50(f)	15,616	72
Four Leaf Acquisition Corp., Expires 05/12/2028, Strike Price $11.50(f)	3,750	169
FTAC Emerald Acquisition Corp., Expires 08/22/2028, Strike Price $11.50(f)	21,266	20,203
Future Health ESG Corp., Expires 09/09/2026, Strike Price $11.50(f)	37,402	2,104
FutureTech II Acquisition Corp., Expires 02/16/2027, Strike Price $11.50(f)	48,383	1,205
GCT Semiconductor Holding Inc., Expires 12/31/2028, Strike Price $11.50(f)	54,452	6,643
Genesis Growth Tech Acquisition Corp., Expires 05/19/2028, Strike Price $11.50(f)	6,030	167
Global Blockchain Acquisition Corp., Expires 05/10/2027, Strike Price $11.50(f)	40,470	2,529
Globalink Investment, Inc., Expires 12/03/2026, Strike Price $11.50(f)	14,771	159
GP-Act III Acquisition Corp., Class B Warrants, Expires 01/25/2029, Strike Price $11.50(c)(f)	38,411	196
GP-Act III Acquisition Corp., Class B Warrants, Expires 01/25/2029, Strike Price $11.50(c)(f)(g)	26,200	144
GP-Act III Acquisition Corp., Expires 12/31/2027, Strike Price $11.50(f)	42,413	5,938
Graphjet Technology, Expires 11/16/2026, Strike Price $11.50(f)	45,714	1,509
Healthcare AI Acquisition Corp., Expires 12/14/2026, Strike Price $11.50(f)	18,681	443
HHG Capital Corp., Expires 12/31/2027, Strike Price $11.50(f)	17,425	99
HNR Acquisition Corp., Expires 11/15/2028, Strike Price $11.50(f)	44,874	3,271
Holdco Nuvo Group DG Ltd., Expires 05/01/2029, Strike Price $11.50(f)	63,179	101
Hwh International Inc., Expires 02/02/2027, Strike Price $11.50(f)	13,297	641
iCoreConnect Inc., Expires 05/15/2028, Strike Price $11.50(f)	1,112	212
Inception Growth Acquisition, Ltd., Expires 10/15/2026, Strike Price $11.50(f)	2,402	205
Integrated Rail and Resources Acquisition Corp., Expires 11/12/2026, Strike Price $11.50(f)	48,874	12,218
Integrated Wellness Acquisition Corp., Expires 10/31/2028, Strike Price $11.50(f)	1,475	39
Investcorp Europe Acquisition Corp. I, Expires 11/23/2028, Strike Price $11.50(f)	24,645	297
Investcorp India Acquisition Corp., Expires 06/28/2027, Strike Price $11.50(f)	37,472	603
Iris Acquisition Corp., Expires 03/05/2026, Strike Price $11.50(f)	27,683	1,799
Israel Acquisitions Corp., Expires 02/28/2028, Strike Price $11.50(f)	35,717	4,290
IX Acquisition Corp., Expires 11/24/2026, Strike Price $11.50(f)	112	8
Jaws Mustang Acquisition Corp., Expires 01/30/2026, Strike Price $11.50(f)	19,820	772
Kairous Acquisition Corp. Ltd, Expires 09/15/2026, Strike Price $11.50(f)	6,746	466
Klotho Neurosciences, Inc., Expires 06/21/2029, Strike Price $11.50(f)	32,327	1,131
LeddarTech Holdings Inc., Expires 12/21/2028, Strike Price $11.50(f)	21,521	1,840

Quarterly Report | January 31, 2025	9

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

January 31, 2025

	Contracts	Fair Value
Lifezone Metals Ltd., Expires 07/05/2028, Strike Price $11.50(f)	46,340	$31,048
Metal Sky Star Acquisition Corp., Expires 04/01/2027, Strike Price $11.50(f)	40,420	1,411
Mountain & Co. I Acquisition Corp., Expires 09/30/2026, Strike Price $11.50(f)	62,660	811
Murano Global BV, Expires 03/30/2029, Strike Price $11.50(f)	10,493	2,622
New Horizon Aircraft Ltd., Expires 04/03/2028, Strike Price $11.50(f)	11,690	614
NewGenIvf Group Ltd., Expires 06/26/2028, Strike Price $11.50(f)(j)	1	-
Nogin, Inc., Expires 08/26/2027 Strike Price $11.50(f)	8,372	72
NorthView Acquisition Corp., Expires 08/02/2027, Strike Price $11.50(f)	19,197	1,325
Nvni Group Ltd., Expires 11/01/2028, Strike Price $11.50(f)	15,665	3,128
Papaya Growth Opportunity Corp. I, Expires 12/31/2028, Strike Price $11.50(f)	76,584	4,293
Patria Latin American Opportunity Acquisition Corp., Expires 03/10/2027, Strike Price $11.50(f)	46,145	1,740
Pearl Holdings Acquisition Corp., Expires 12/15/2026, Strike Price $11.50(f)	18,484	637
Perception Capital Corp IV., Expires 11/10/2026, Strike Price $11.50(f)	31,463	3,187
Pinstripes Holdings Inc., Expires 09/30/2028, Strike Price $11.50(f)	45,560	364
Pono Capital Two, Inc., Expires 10/17/2029, Strike Price $11.50(f)	9,738	2,824
PowerUp Acquisition Corp., Expires 02/18/2027, Strike Price $11.50(f)	70,545	2,469
Psyence Biomedical Ltd., Expires 01/25/2029, Strike Price $11.50(f)	30,398	599
QT Imaging Holdings Inc., Expires 12/31/2028, Strike Price $11.50(f)	3,954	124
Real Messenger Corp., Expires 11/19/2029, Strike Price $11.50(f)	31,088	1,299
Relativity Acquisition Corp., Expires 02/11/2027, Strike Price $11.50(f)	45,142	2,126
RF Acquisition Corp., Expires 05/01/2028, Strike Price $11.50(f)	19,704	1,330
Rigel Resource Acquisition Corp., Expires 11/05/2026, Strike Price $11.50(f)	17,070	5,635
Roadzen Inc., Expires 11/30/2028, Strike Price $11.50(f)	55,430	4,451
Roth CH Acquisition Co., Expires 10/29/2028, Strike Price $11.50(f)	48,884	3,427
Ross Acquisition Corp. II, Expires 02/12/2026, Strike Price $11.50(f)	28,225	2,546
Selina Hospitality PLC, Expires 10/25/2027, Strike Price $11.50(f)	218,500	1,311
ShoulderUp Technology Acquisition Corp., Expires 11/17/2026, Strike Price $11.50(f)	94,845	3,215
SMX Security Matters PLC, Expires 03/07/2028, Strike Price $18,975.00(f)	36,580	1,064
Solidion Technology Inc., Expires 11/16/2026, Strike Price $11.50(f)	29,262	3,804
Southport Acquisition Corp., Expires 05/24/2028, Strike Price $11.50(f)	6,161	1,217
Spectaire Holdings Inc., Expires 10/17/2028, Strike Price $11.50(f)	58,258	251
Spree Acquisition Corp. 1 Ltd., Expires 12/22/2028, Strike Price $11.50(f)	20,337	205
Spring Valley Acquisition Corp. II, Expires 02/25/2026, Strike Price $11.50(f)	13,573	814
SpringBig Holdings, Inc., Expires 06/14/2027, Strike Price $11.50(f)	24,279	25
Syntec Optics Holdings Inc., Expires 11/08/2026, Strike Price $11.50(f)	27,378	2,053
Target Global Acquisition I Corp., Expires 12/31/2027, Strike Price $11.50(f)	18,073	1,130
Technology & Telecommunication Acquisition Corp., Expires 02/15/2027, Strike Price $11.50(f)	52,993	9,677
TLGY Acquisition Corp., Expires 01/14/2028, Strike Price $11.50(f)	68,311	3,757
TNL Mediagene, Expires 06/14/2028, Strike Price $11.50(f)	16,257	488
Toyo Co Ltd., Expires 01/10/2029, Strike Price $11.50(f)	23,302	1,864
United Homes Group, Inc., Expires 01/28/2028, Strike Price $11.50(f)	7,827	6,024
Valuence Merger Corp. I, Expires 03/01/2027, Strike Price $11.50(f)	60,778	4,613
Vast Solar Pty Ltd., Expires 07/01/2028, Strike Price $11.50(f)	87,846	5,174
Verde Clean Fuels, Inc., Expires 12/31/2027, Strike Price $11.50(f)	327	101
Vertical Aerospace, Ltd. Class A Warrants, Expires 01/22/2030, Strike Price $11.50(c)(f)	484,471	363,353
Vertical Aerospace, Ltd. Class B Warrants, Expires 01/22/2030, Strike Price $11.50(c)(f)	484,471	750,930
Volato Group Inc., Expires 12/03/2028, Strike Price $11.50(f)	20,757	745
VSee Health, Inc., Expires 11/04/2028, Strike Price $11.50(f)	17,198	1,063
Western Acquisition Ventures Corp., Expires 01/12/2027, Strike Price $11.50(f)	29,980	1,502

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

January 31, 2025

	Contracts	Fair Value
Yotta Acquisition Corp., Expires 03/15/2027, Strike Price $11.50(f)	47,369	$2,293
Zapata Computing Holdings Inc., Expires 03/23/2028, Strike Price $11.50(f)(j)	24,523	-
Zapp Electric Vehicles Group L, Expires 03/03/2028, Strike Price $230.00(f)	11,642	125
Zeo Energy Corp., Expires 03/14/2029, Strike Price $11.50(f)	61,116	7,258
Zoomcar Holdings Inc., Expires 07/01/2028, Strike Price $11.50(f)	71,432	1,428
Zooz Power Ltd., Expires 04/04/2029, Strike Price $11.50(f)	24,349	1,703
ZyVersa Therapeutics Inc., Expires 12/12/2027, Strike Price $4,025.00(f)	7,099	496

TOTAL WARRANTS		1,564,088
(Cost $1,499,652)

	Contracts	Fair Value
RIGHTS - 0.02%

A SPAC II Acquisition Corp., Expires 12/31/2049(f)	68,843	17,011
Agrinam Acquisition Corp., Expires 12/31/2049(f)	19,798	99
Bellevue Life Sciences Acquisition Corp., Expires 02/14/2025(f)	14,638	2,928
Broad Capital Acquisition Corp., Expires 01/13/2025(f)	53,360	10,138
ClimateRock, Expires 06/01/2027(f)	23,557	2,316
Consilium Acquisition Corp. I, Ltd., Expires 06/01/2027(f)	69,644	10,725
Distoken Acquisition Corp., Expires 11/18/2025(f)	5,841	678
Global Blockchain Acquisition Corp., Expires 12/31/2049(f)	40,470	3,845
Globalink Investment, Inc., Expires 12/23/2071(f)	4,837	216
GSR III Acquisition Corp., Expires 12/19/2074(f)	3,183	4,774
Inception Growth Acquisition, Ltd., Expires 01/21/2072(f)	7,394	1,035
Kairous Acquisition Corp. Ltd., Expires 01/20/2072(f)	13,555	2,793
Metal Sky Star Acquisition Corp., Expires 12/31/2049(f)	40,420	2,399
Mountain Crest Acquisition Corp. V, Expires 12/31/2049(f)	8,917	331
NorthView Acquisition Corp., Expires 12/31/2049(f)	38,482	2,665
RF Acquisition Corp., Expires 12/31/2049(f)	19,704	4,731
Sagaliam Acquisition Corp., Expires 12/31/2049(f)	84,310	4,422
Spring Valley Acquisition Corp. II, Expires 10/17/2025(f)	27,147	2,444
Welsbach Technology Metals Acquisition Corp., Expires 12/31/2049(f)	29,573	3,993
Yotta Acquisition Corp., Expires 12/31/2049(f)	29,453	2,827

TOTAL RIGHTS		80,370
(Cost $107,158)

	Contracts	Fair Value
OPTIONS - 1.43%(k)

Put Option Contracts - 1.43%

S&P 500 Index, Expires 02/21/2025, Strike Price $5,810(f)	14	26,348
S&P 500 Index, Expires 02/21/2025, Strike Price $5,825(f)	9	18,963
S&P 500 Index, Expires 02/21/2025, Strike Price $5,995(f)	272	1,503,072
S&P 500 Index, Expires 03/21/2025, Strike Price $5,815(f)	4	20,532
S&P 500 Index, Expires 03/21/2025, Strike Price $5,850(f)	26	144,560
S&P 500 Index, Expires 03/21/2025, Strike Price $5,855(f)	12	65,160
S&P 500 Index, Expires 03/21/2025, Strike Price $5,865(f)	1	6,104
S&P 500 Index, Expires 04/17/2025, Strike Price $5,825(f)	31	233,368

Quarterly Report | January 31, 2025	11

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

January 31, 2025

	Contracts	Fair Value
S&P 500 Index, Expires 04/17/2025, Strike Price $5,830(f)	10	$71,700
S&P 500 Index, Expires 04/17/2025, Strike Price $5,845(f)	11	85,195
S&P 500 Index, Expires 04/17/2025, Strike Price $5,850(f)	10	77,890
S&P 500 Index, Expires 04/17/2025, Strike Price $5,860(f)	21	169,785
S&P 500 Index, Expires 04/17/2025, Strike Price $5,895(f)	33	222,849
S&P 500 Index, Expires 04/17/2025, Strike Price $5,910(f)	8	57,280
S&P 500 Index, Expires 04/17/2025, Strike Price $5,915(f)	20	188,480
S&P 500 Index, Expires 04/17/2025, Strike Price $5,920(f)	20	189,580
S&P 500 Index, Expires 04/17/2025, Strike Price $5,950(f)	11	110,011
S&P 500 Index, Expires 04/17/2025, Strike Price $5,955(f)	55	631,400
S&P 500 Index, Expires 04/17/2025, Strike Price $5,955(f)	21	219,870
S&P 500 Index, Expires 04/17/2025, Strike Price $5,965(f)	15	126,450
S&P 500 Index, Expires 04/17/2025, Strike Price $5,970(f)	23	246,215
S&P 500 Index, Expires 04/17/2025, Strike Price $5,975(f)	21	235,830
S&P 500 Index, Expires 04/17/2025, Strike Price $5,980(f)	6	66,000
S&P 500 Index, Expires 04/17/2025, Strike Price $5,985(f)	19	159,600
S&P 500 Index, Expires 04/17/2025, Strike Price $6,000(f)	31	359,600
		5,235,842

TOTAL OPTIONS		5,235,842
(Premiums paid $6,799,431)

	Shares	Fair Value
MONEY MARKET FUNDS - 1.87%

BNY Mellon U.S. Treasury Fund, 7 Day Yield, 4.020%(g)(h)	937,874	937,874
JPMorgan US Treasury Plus Money Market Fund, 7 Day Yield, 4.770%	5,864,893	5,864,893

TOTAL MONEY MARKET FUNDS		6,802,767
(Cost $6,802,767)

Total Investments in Securities - 101.64%		371,948,976
(Cost $333,223,872)

INVESTMENT IN AFFILIATED FUND

	Shares	Fair Value
CLOSED END FUNDS - 0.24%
Fixed Income - 0.24%

Saba Capital Income & Opportunities Fund II	93,150	870,952

Total Investment in Affiliated Fund - 0.24%		870,952
(Cost $712,074)

Other Liabilities in Excess of Assets - (1.88%)		(6,887,678)

NET ASSETS - 100.00%		$365,932,250

Amounts above are shown as a percentage of net assets as of January 31, 2025.

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

January 31, 2025

SCHEDULE OF SECURITIES SOLD SHORT

	Principal Amount	Fair Value
CORPORATE BONDS - (1.59%)
Industrials - (1.01%)

Icahn Enterprises LP/Icahn Enterprises Finance Corporation, 4.375%, 02/01/2029	$(696,000)	$(603,780)
Icahn Enterprises LP/Icahn Enterprises Finance Corporation, 5.250%, 05/15/2027	(3,169,000)	(3,077,891)
		(3,681,671)
Real Estate - (0.58%)

CPI Property Group SA, 1.750%, 01/14/2030(e)	(2,462,000)	(2,152,281)
		(2,152,281)

TOTAL CORPORATE BONDS		(5,833,952)
(Proceeds $5,892,314)

	Principal Amount	Fair Value
SOVEREIGN DEBT OBLIGATIONS - (60.88%)
Sovereign - (60.88%)

United States Treasury, 4.125%, 01/31/2027(f)	(51,385,300)	(51,311,033)
United States Treasury, 4.125%, 10/31/2029	(39,602,000)	(39,253,162)
United States Treasury, 4.375%, 12/31/2029(f)	(55,309,000)	(55,417,023)
United States Treasury, 4.250%, 11/15/2034(f)	(78,572,001)	(76,784,180)

TOTAL SOVEREIGN DEBT OBLIGATIONS		(222,765,398)
(Proceeds $223,831,291)

	Shares	Fair Value
COMMON STOCK - (13.15%)
Communications - (1.54%)

Alphabet Inc., Class A Common Shares	(1,896)	(386,822)
Alphabet Inc., Class C Common Shares(f)	(3,963)	(814,793)
Delivery Hero SE(b)	(2,989)	(77,241)
DoorDash, Inc.	(2,092)	(395,032)
Freenet AG(f)	(7,046)	(215,923)
Meta Platforms, Inc.	(879)	(605,789)
NetEase, Inc.	(2,396)	(246,429)
Netflix, Inc.	(85)	(83,025)
Pinterest, Inc.	(2,480)	(81,741)
ROBLOX Corp.	(3,555)	(252,654)
Scout24 SE(b)(f)	(2,525)	(244,917)
Spotify Technology SA.	(361)	(198,027)
System1, Inc.(f)	(78,907)	(51,621)
The Trade Desk, Inc.(f)	(2,118)	(251,364)
Uber Technologies, Inc.	(78)	(5,214)
Universal Music Group NV(f)	(25,914)	(724,232)
Upwork Inc.	(19,049)	(300,212)
Zillow Group, Inc.	(8,516)	(700,186)
		(5,635,222)

Quarterly Report | January 31, 2025	13

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

January 31, 2025

	Shares	Fair Value
Consumer Discretionary - (1.49%)

Alibaba Group Holding, Ltd.	(37)	$(3,657)
Amazon.com, Inc.	(5,996)	(1,425,129)
Chegg, Inc.	(14,927)	(22,988)
Chipotle Mexican Grill, Inc.(f)	(11,810)	(689,114)
Cie Financiere Richemont SA	(776)	(150,897)
CTS Eventim AG & Co. KGaA	(4,089)	(399,801)
Hilton Worldwide Holdings Inc.	(4,312)	(1,104,174)
JD.com Inc.	(3,742)	(152,374)
Lowe's Cos Inc.	(242)	(62,930)
MercadoLibre, Inc.	(196)	(376,749)
PDD Holdings Inc.	(1,036)	(115,939)
Restaurant Brands International Inc.(f)	(6,762)	(416,133)
Rivian Automotive, Inc.	(911)	(11,442)
Sanlorenzo SpA/Ameglia	(8)	(296)
Sweetgreen, Inc.(f)	(4,933)	(162,394)
Tesla, Inc.	(55)	(22,253)
The Home Depot, Inc.(f)	(551)	(227,001)
Wayfair Inc.	(1,942)	(93,935)
Zalando SE(b)	(731)	(27,240)
		(5,464,446)
Consumer Staples - (0.08%)

Heineken Holding NV	(2,528)	(152,763)
Heineken NV	(1,749)	(121,747)
HelloFresh SE	(2,395)	(26,411)
		(300,921)
Energy - (2.46%)

Antero Midstream Corp.	(15,233)	(244,337)
Archrock, Inc.	(598)	(16,798)
Civitas Resources, Inc.	(386)	(19,593)
ConocoPhillips	(929)	(91,813)
DT Midstream, Inc.	(2,764)	(279,385)
Enbridge, Inc.	(8,338)	(360,576)
Energy Transfer LP	(62,519)	(1,280,389)
Enterprise Products Partners LP	(26,230)	(856,410)
EQT Corp.	(1,158)	(59,197)
Exxon Mobil Corp.	(896)	(95,720)
Genesis Energy LP	(1,072)	(11,277)
Kinder Morgan, Inc.	(9,040)	(248,419)
Koninklijke Vopak NV(f)	(6,454)	(296,605)
MPLX LP	(17,554)	(912,984)
Neste Oyj	(1,283)	(16,285)
Occidental Petroleum Corp.	(508)	(23,698)
ONEOK Inc	(5,773)	(560,930)
Pembina Pipeline Corp.	(3,934)	(142,001)
Plains All American Pipeline LP	(8,137)	(161,113)

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

January 31, 2025

	Shares	Fair Value
Plains GP Holdings LP	(23,067)	$(487,867)
Targa Resources Corp.	(5,455)	(1,073,544)
TC Energy Corp.	(6,603)	(297,540)
Western Midstream Partners LP	(13,942)	(573,713)
Williams Cos., Inc.	(15,785)	(874,963)
		(8,985,157)
Financials - (1.06%)

Adyen NV(b)	(54)	(87,951)
Allfunds Group Plc(f)	(28,484)	(146,801)
American Express Co.(f)	(1,091)	(346,338)
Bank of America Corp.(f)	(5,681)	(263,030)
BFF Bank SpA.(b)	(12,822)	(110,270)
CME Group Inc.(f)	(826)	(195,366)
Credicorp Ltd.	(961)	(175,959)
Intercontinental Exchange, Inc.(f)	(1,139)	(182,046)
MarketAxess Holdings, Inc.	(1,305)	(287,922)
MasterCard Inc.	(1,615)	(897,019)
Paysafe Ltd.(f)	(14,028)	(272,143)
Van Lanschot Kempen N.V.	(8)	(396)
Visa Inc.	(2,642)	(903,036)
		(3,868,277)
Health Care - (0.88%)

10X Genomics Inc.	(2,482)	(37,230)
Alnylam Pharmaceuticals, Inc.	(5,010)	(1,359,263)
Bayer AG	(687)	(15,326)
Denali Therapeutics Inc.	(556)	(12,955)
DexCom Inc.	(908)	(78,842)
Exact Sciences Corp.	(6,763)	(379,066)
Genmab A/S	(376)	(74,460)
Grail, Inc.(f)	(20)	(606)
Illumina, Inc.	(121)	(16,062)
Merck & Co Inc.	(964)	(95,262)
Moderna, Inc.	(835)	(32,916)
Novo Nordisk A/S	(6,106)	(515,652)
Novocure Ltd.	(8,253)	(202,364)
PACIRA BIOSCIENCES INC.	(4,237)	(111,560)
Progyny Inc.	(4,555)	(105,539)
STAAR Surgical Co.	(7,346)	(177,700)
		(3,214,803)
Industrials - (2.58%)

Accelleron Industries AG(f)	(4,671)	(234,589)
Aerovironment Inc.	(1,735)	(312,560)
Alight, Inc.(f)	(230,625)	(1,579,781)
American Superconductor Corp.(f)	(4,827)	(126,805)
Arcadis NV.	(1,981)	(113,543)
Axon Enterprise, Inc.	(1,884)	(1,228,707)
Bilfinger SE(f)	(5,118)	(263,877)
Bravida Holding AB(b)	(3,360)	(26,864)

Quarterly Report | January 31, 2025	15

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

January 31, 2025

	Shares	Fair Value
Canadian Pacific Kansas City Ltd.(f)	(4,332)	$(344,827)
Deere & Co.	(261)	(124,382)
Dun & Bradstreet Holdings, Inc.	(393,589)	(4,841,145)
Fugro NV(f)	(2,364)	(37,890)
Generac Holdings, Inc.	(46)	(6,869)
Hexpol AB.	(4,048)	(37,932)
Interpump Group SpA	(248)	(11,763)
Prysmian SpA	(338)	(23,612)
TKH Group NV	(1,725)	(63,671)
Trelleborg AB	(507)	(19,159)
Watsco Inc.	(110)	(52,645)
		(9,450,621)
Real Estate - (0.23%)

CoStar Group Inc.	(2,236)	(171,278)
TAG Immobilien AG(f)	(18,785)	(278,087)
The Howard Hughes Corporation(f)	(5,042)	(385,058)
		(834,423)
Technology - (2.76%)

Appian Corp.	(264)	(9,264)
Apple, Inc.	(16,104)	(3,800,544)
Arista Networks Inc.(f)	(60)	(6,914)
ASML Holding NV	(543)	(407,102)
Atoss Software AG(f)	(313)	(37,406)
BE Semiconductor Industries NV	(1,112)	(143,852)
Blackline Inc.	(815)	(52,038)
Cloudflare, Inc.	(2,965)	(410,356)
Datadog Inc.	(1,033)	(147,419)
Descartes Systems Group, Inc.	(313)	(36,231)
Doximity Inc.	(4,288)	(253,421)
Duolingo Inc.	(1,314)	(478,283)
Fabrinet.	(51)	(11,027)
HashiCorp Inc.	(1,974)	(67,511)
HubSpot, Inc.	(16)	(12,472)
Inficon Holding AG(f)	(135)	(174,911)
Infineon Technologies AG	(999)	(32,656)
Infosys Ltd.	(8,959)	(196,650)
Microsoft Corp.	(55)	(22,828)
MongoDB Inc.	(83)	(22,686)
Monolithic Power Systems Inc.	(120)	(76,484)
NVIDIA Corp.	(138)	(16,570)
Pegasystems Inc.	(933)	(101,035)
Rapid7, Inc.(f)	(1,973)	(76,000)
Salesforce Inc.	(239)	(81,666)
ServiceNow, Inc.	(9)	(9,165)
Shopify Inc.	(4,260)	(496,421)
Snowflake Inc.	(652)	(118,345)
SPS Commerce Inc.	(240)	(44,323)
Taiwan Semiconductor Manufacturing Co., Ltd.	(11,855)	(2,481,489)
Varonis Systems Inc.	(1,416)	(64,230)
Workday, Inc.	(817)	(214,103)
		(10,103,402)

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

January 31, 2025

	Shares	Fair Value
Utilities - (0.07%)

AES Corp.	(966)	$(10,626)
Ameren Corp.	(169)	(15,920)
CenterPoint Energy, Inc.	(1,383)	(45,044)
Constellation Energy Corp.	(15)	(4,500)
DTE Energy Co.	(277)	(33,207)
Duke Energy Corp.	(184)	(20,606)
Eversource Energy	(54)	(3,115)
NextEra Energy, Inc.	(918)	(65,693)
NextEra Energy Partners LP	(1,950)	(20,565)
PPL Corp.	(921)	(30,980)
Xcel Energy, Inc.	(42)	(2,891)
		(253,147)

TOTAL COMMON STOCK		(48,110,419)
(Proceeds $40,167,571)

	Shares	Fair Value
EXCHANGE TRADED FUNDS - (4.74%)
Alternative - (4.74%)

Grayscale Bitcoin Mini Trust B(f)	(54,060)	(2,433,241)
Grayscale Bitcoin Trust(f)(g)	(185,552)	(14,920,236)
		(17,353,477)

TOTAL EXCHANGE TRADED FUNDS		(17,353,477)
(Proceeds $17,488,214)

	Shares	Fair Value
PREFERRED STOCK - (0.05%)
Materials - (0.05%)

Fuchs Petrolub SE	(3,635)	(164,790)

TOTAL PREFERRED STOCK		(164,790)
(Proceeds $161,014)

Total Securities Sold Short - (80.41%)		(294,228,036)
(Proceeds $287,540,404)

Quarterly Report | January 31, 2025	17

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

January 31, 2025

(a)	Security is in default as of year-end and is therefore non-income producing.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933 (the “Securities Act”). Total market value of Rule 144A securities amounts to $40,756,230, which represented approximately 11.14% of net assets as of January 31, 2025. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration.
(c)	Level 3 assets valued using significant unobservable inputs as a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(d)	Amount represents less than 0.005% of net assets.
(e)	Securities were originally issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of January 31, 2025, the aggregate market value of those securities was $4,482,632, which represents approximately 1.22% of net assets.
(f)	Non-income producing security.
(g)	A portion or all of the security is owned by BRW SPV I, a wholly-owned subsidiary of the Fund.
(h)	A portion or all of the security is owned by BRW SPV II, a wholly-owned subsidiary of the Fund.
(i)	The security is a floating rate note which has an annual interest rate, reset monthly, that is calculated by taking the product of a leverage multiplier and (USISDA30 - USISDA02). At January 31, 2025, the current coupon rate for these notes is 0%.
(j)	At January 31, 2025, the value of these investments amounted to $0, representing 0.0% of the net assets of the Fund.
(k)	At January 31, 2025, all options held by the Fund are exchange traded listed options.

Investment Abbreviations:

ESTRON - Euro Short-Term Rate

OBFR - United States Overnight Bank Funding Rate

LIBOR - London Interbank Offered Rate

RBACOR - RBA Interbank Overnight Cash Rate

SOFR - Secured Overnight Financing Rate

SONIA - Sterling Over Night Index Average

Reference Rates:

ESTRON - Euro Short-Term Rate as of January 31, 2025 was 3.034%

OBFR - United States Overnight Bank Funding Rate as of January 31, 2025 was 4.330%

SOFR - Secured Overnight Financing Rate as of January 31, 2025 was 4.380%

3M US L - 3 Month LIBOR as of September 30, 2024 was 4.853%

TSFR1M - CME Term SOFR 1 Month as of January 31, 2025 was 4.313%

TSFR3M - CME Term SOFR 3 Month as of January 31, 2025was 4.302%

TSFR6M - CME Term SOFR 6 Month as of January 31, 2025 was 4.248%

SONIA - Sterling Overnight Index Average as of January 31, 2025 was 4.704%

Counterparty Abbreviations:

JPM - JPMorgan Chase Bank, N.A.

GSI - Goldman Sachs International

MSCS - Morgan Stanley Capital Services

BARC - Barclays Bank PLC

MSCO – Morgan Stanley & Company

Currency Abbreviations:

USD - United States Dollar

AUD - Australian Dollar

EUR - Eurozone Currency

GBP - Great British Pound

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

January 31, 2025

SIMPLE AGREEMENT FOR FUTURE EQUITY (SAFE) CONTRACTS

	Cost	Fair Value
AEYE Health Inc.(a)	$1,000,000	$1,236,109
BeeHero Ltd.(a)	321,841	325,728
Quantalx Neuroscience Ltd.(a)	3,000,000	3,324,094
Real View Imaging Ltd.(a)	2,250,000	2,284,432
	$6,571,841	$7,170,363

(a)	Level 3 assets valued using significant unobservable inputs as a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.

FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Settlement Date	Fund Receiving	Value	Fund Delivering	Cost	Unrealized Appreciation
JPM	04/07/2025	GBP	$4,834,607	USD	$4,789,398	$45,209
JPM	04/07/2025	USD	678,000	EUR	676,298	1,702
JPM	04/07/2025	USD	20,399,618	GBP	20,230,970	168,648
						$215,559

Counterparty	Settlement Date	Fund Receiving	Value	Fund Delivering	Cost	Unrealized Depreciation
JPM	02/13/2025	CAD	$550,648	USD	$555,277	$(4,629)
JPM	02/25/2025	GBP	71,161,042	EUR	71,180,282	(19,240)
JPM	02/25/2025	GBP	23,680,690	USD	24,126,700	(446,010)
JPM	04/07/2025	GBP	3,718,928	USD	3,742,947	(24,019)
JPM	02/10/2025	USD	17,543,037	AUD	17,550,716	(7,679)
JPM	04/07/2025	USD	3,252,650	GBP	3,285,054	(32,404)
JPM	02/10/2025	USD	2,422,967	SEK	2,435,971	(13,004)
						$(546,985)
						$(331,426)

FUTURES CONTRACTS

Description	Number of Contracts	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Short Position Contracts

NASDAQ 100 E-Mini Mar25	(12)	03/31/2025	$5,379,003	$197,583
S&P500 E-Mini Mar25	(346)	03/31/2025	103,407,746	(1,555,679)
US 5YR NOTE (CBT) Mar25	(174)	03/31/2025	18,654,024	142,056
				$(1,216,040)
				$(1,216,040)

Quarterly Report | January 31, 2025	19

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

January 31, 2025

TO BE ANNOUNCED (TBA) MORTGAGE-BACKED SECURITIES (MBS) FORWARD CONTRACTS

Counterparty	Description	Maturity Date	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
MSCO	FNCL 5.5 3/24 TBA MSFTA	03/11/2025	$264,602,000	$3,715,806
MSCO	FNCL 6 3/24 TBA MSFTA	03/11/2025	105,628,000	63,955
				$3,779,761

SINGLE NAME CREDIT DEFAULT SWAP CONTRACTS (CENTRALLY CLEARED)

Buy/Sell Protection(a)	Reference Obligations	Annual Payment Rate Received (Paid)	Currency	Maturity Date	Notional Amount(b)	Fair Value	Upfront Premiums Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Sell	CSC Holdings Ltd.	5.00%	USD	06/20/2028	$800,000	$(125,574)	$298,000	$172,426
Buy	RR Donnelley & Sons Co.	(5.00)%	USD	06/20/2028	2,434,000	(79,615)	153,219	73,604
Buy	RR Donnelley & Sons Co.	(5.00)%	USD	06/20/2029	6,468,000	(143,536)	629,074	485,538
						$(348,725)	$1,080,293	$731,568

INDEX CREDIT DEFAULT SWAP CONTRACTS (CENTRALLY CLEARED)

Buy/Sell Protection(a)	Reference Obligations	Annual Payment Rate Received (Paid)	Currency	Maturity Date	Notional Amount(b)	Fair Value	Upfront Premiums Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Buy	Markit CDX High Yield Index, Series 42	(5.00)%	USD	06/20/2029	$994,600	$88,667	$(44,757)	$43,910
Buy	Markit CDX High Yield Index, Series 43	(5.00)%	USD	12/20/2029	54,005,000	4,619,807	(4,501,147)	118,660
Buy	Markit iTraxx Europe Subordinated Financials Index, Series 39	(1.00)%	USD	06/20/2028	45,000,000	(493,459)	(2,626,045)	(3,119,504)
						$4,215,015	$(7,171,949)	$(2,956,934)

SINGLE NAME CREDIT DEFAULT SWAP CONTRACTS (OVER THE COUNTER)

Buy/Sell Protection(a)	Counterparty	Reference Obligations	Annual Payment Rate Received (Paid)	Currency	Maturity Date	Notional Amount(b)	Fair Value	Upfront Premiums Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Sell	BARC	AT&T Inc.	1.00%	USD	06/20/2025	$2,249,000	$9,045	$(11,224)	$(2,179)
Sell	GSI	Bristol-Myers Squibb Company	1.00%	USD	12/20/2027	10,000,000	229,407	(268,823)	(39,416)
Sell	MSCS	Bristol-Myers Squibb Company	1.00%	USD	12/20/2027	10,000,000	229,407	(257,109)	(27,702)
Sell	MSCS	Bristol-Myers Squibb Company	1.00%	USD	06/20/2029	14,307,000	412,526	(449,191)	(36,665)
Sell	GSI	International Business Machines Corporation	1.00%	USD	12/20/2027	20,642,000	471,976	(395,100)	76,876
Sell	GSI	International Business Machines Corporation	1.00%	USD	06/20/2027	1,000	19	(19)	-
Sell	BARC	International Business Machines Corporation	1.00%	USD	12/20/2028	3,675,000	101,092	(81,859)	19,233
Sell	BARC	NextEra Energy Capital Holdings, Inc.	1.00%	USD	06/20/2028	4,306,000	80,779	(22,659)	58,120
Sell	GSI	Pfizer, Inc.	1.00%	USD	12/20/2027	9,152,000	202,687	(228,364)	(25,677)
Sell	MSCS	Pfizer, Inc.	1.00%	USD	12/20/2027	7,325,000	162,225	(178,314)	(16,089)
Sell	GSI	Pfizer, Inc.	1.00%	USD	12/20/2028	15,802,000	413,132	(438,142)	(25,010)
Buy	GSI	RR Donnelley & Sons Co.	(5.00)%	USD	06/20/2029	113,000	(2,508)	10,902	8,394
Buy	BARC	RR Donnelley & Sons Co.	(5.00)%	USD	06/20/2029	6,020,000	(133,594)	610,990	477,396
Sell	GSI	The Procter & Gamble Company	1.00%	USD	12/20/2027	5,692,000	138,340	(144,123)	(5,783)
Buy	BARC	Unisys Corporation	(5.00)%	USD	06/20/2028	286,000	(24,408)	(38,292)	(62,700)
Sell	MSCS	UnitedHealth Group Incorporated	1.00%	USD	12/20/2027	14,654,000	313,303	(322,298)	(8,995)
Sell	MSCS	Verizon Communications Inc.	1.00%	USD	06/20/2028	3,181,000	54,300	(2,900)	51,400
Sell	MSCS	Verizon Communications Inc.	1.00%	USD	12/20/2027	7,000,000	113,208	4,885	118,093
							$2,770,936	$(2,211,640)	$559,296

(a)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement. Notional amounts are presented in the currency indicated in the table.

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

January 31, 2025

TOTAL RETURN SWAP CONTRACTS(a)

Reference Obligations	Currency	Notional Amount(b)	Termination Date	Financing Rate Index	Financing Rate Spread Paid/(Received) by Fund	Value	Unrealized Appreciation/ (Depreciation)
Long Position Contracts
Aberdeen Diversified Income and Growth Trust	GBP	53,600	11/28/2025	SONIA	35 bps	$51,471	$(2,129)
Aberdeen New India Investment Trust PLC	GBP	780,862	11/28/2025	SONIA	35 bps	812,690	31,828
Abrdn UK Smaller Cos Growth Trust PLC	GBP	2,079,243	11/28/2025	SONIA	35 bps	2,122,951	43,708
Allianz Technology Trust PLC	EUR	665,176	11/28/2025	ESTRON	35 bps	679,753	14,577
Anywhere Real Estate, Inc.	USD	514,934	12/31/2025	OBFR	35 bps	506,515	(8,419)
Arbutus Biopharma Corp.	USD	70,056	12/31/2025	OBFR	35 bps	70,693	637
Baidu, Inc.	USD	680,543	12/31/2025	OBFR	35 bps	650,599	(29,944)
Baillie Gifford European Growth Trust PLC	GBP	479,312	11/28/2025	SONIA	35 bps	483,370	4,058
Baillie Gifford UK Growth Trust PLC	GBP	4,873,710	11/28/2025	SONIA	35 bps	4,987,938	114,228
Baillie Gifford US Growth Trust PLC	GBP	10,275,493	11/28/2025	SONIA	35 bps	10,410,443	134,950
Baker Steel Resources Trust, Ltd.	GBP	247,359	11/28/2025	SONIA	35 bps	245,189	(2,170)
Bankers Investment Trust PLC	GBP	2,485,373	11/28/2025	SONIA	35 bps	2,533,868	48,495
BB Biotech AG	CHF	15,291	12/31/2025	ESTRON	35 bps	15,756	465
Bellevue Healthcare Trust PLC	GBP	164,007	02/27/2026	SONIA	35 bps	166,495	2,488
BlackRock Smaller Companies Trust PLC	GBP	1,330,396	11/28/2025	SONIA	35 bps	1,348,187	17,791
Blackrock Throgmorton Trust PLC	GBP	333,779	11/28/2025	SONIA	35 bps	341,133	7,354
Brown Advisory US Smaller Companies PLC	GBP	225,568	11/28/2025	SONIA	35 bps	227,130	1,562
Cannae Holdings, Inc.	USD	127,665	12/31/2025	OBFR	35 bps	127,472	(193)
Compass Diversified Holdings	USD	512,606	12/31/2025	OBFR	35 bps	506,175	(6,431)
CQS Natural Resources Growth and Income PLC	GBP	410,721	11/28/2025	SONIA	35 bps	416,901	6,180
Diverse Income Trust PLC	GBP	479,486	11/28/2025	SONIA	35 bps	486,751	7,265
Ecofin Global Utilities/Infrastructure Trust	GBP	251,488	11/28/2025	SONIA	35 bps	253,510	2,022
Edinburgh Worldwide Investment Trust PLC	GBP	15,771,404	11/28/2025	SONIA	35 bps	16,128,004	356,600
Geiger Counter, Ltd.	GBP	42,181	11/28/2025	SONIA	35 bps	43,278	1,097
GEO Group, Inc.	USD	992,815	12/31/2025	OBFR	35 bps	994,393	1,578
Henderson International Income Trust PLC	GBP	360,258	11/28/2025	SONIA	35 bps	360,258	-
Henderson Smaller Companies Inv Trust PLC	GBP	1,051,427	11/28/2025	SONIA	35 bps	1,067,004	15,577
Herald Investment Trust PLC	GBP	8,316,346	11/28/2025	SONIA	35 bps	8,405,769	89,423
Impax Environmental Markets PLC	GBP	996,875	11/28/2025	SONIA	35 bps	1,009,274	12,399
JPMorgan European Discovery Trust PLC	GBP	28,623,593	11/28/2025	SONIA	35 bps	30,622,087	1,998,494
Keystone Positive Change Investment Trust PLC	GBP	1,856,551	11/28/2025	SONIA	35 bps	1,882,388	25,837
Lowland Investment Company PLC	GBP	161,947	11/28/2025	SONIA	35 bps	163,816	1,869

Quarterly Report | January 31, 2025	21

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

January 31, 2025

TOTAL RETURN SWAP CONTRACTS(a)

Reference Obligations	Currency	Notional Amount(b)	Termination Date	Financing Rate Index	Financing Rate Spread Paid/(Received) by Fund	Value	Unrealized Appreciation/ (Depreciation)
Long Position Contracts
Mercantile Investment Trust PLC	GBP	4,926,644	11/28/2025	SONIA	35 bps	$5,070,939	$144,295
MFF Capital Investments, Ltd.	AUD	1,075,605	11/28/2025	RBACOR	45 bps	1,075,605	-
Middlefield Canadian Income PC	GBP	62,055	11/28/2025	SONIA	35 bps	62,318	263
Monks Investment Trust PLC	GBP	77,908	11/28/2025	SONIA	35 bps	78,733	825
Montanaro European Smaller Companies Trust PLC	GBP	298,055	11/28/2025	SONIA	35 bps	301,951	3,896
Montanaro UK Smaller Cos Investment Trust PLC	GBP	109,299	11/28/2025	SONIA	35 bps	110,345	1,046
Pacific Assets Trust PLC	GBP	16,956	02/27/2026	SONIA	35 bps	17,147	191
Pengana International Equities, Ltd.	AUD	219,199	11/28/2025	RBACOR	45 bps	220,098	899
Polar Capital Global Financials Trust PLC	GBP	237,693	11/28/2025	SONIA	35 bps	241,180	3,487
Polar Capital Technology Trust PLC	GBP	3,642,224	11/28/2025	SONIA	35 bps	3,762,628	120,404
RealReal, Inc.	USD	669,187	12/31/2025	OBFR	35 bps	687,195	18,008
RIT Capital Partners PLC	GBP	881,676	11/28/2025	SONIA	35 bps	900,863	19,187
River & Mercantile UK Micro Cap Inv Co Ltd	GBP	964,802	11/28/2025	SONIA	35 bps	964,802	-
Sable Offshore Corp.	USD	1,463,192	12/31/2025	OBFR	35 bps	1,460,848	(2,344)
Schroder UK Mid Cap Fund PLC	GBP	98,002	11/28/2025	SONIA	35 bps	97,682	(320)
Schroders Capital Global	GBP	9,190	11/28/2025	SONIA	35 bps	9,085	(105)
Scottish Mortgage Investment Trust PLC	GBP	4,429,408	11/28/2025	SONIA	35 bps	4,553,146	123,738
Snap, Inc.	USD	3,624,974	12/31/2025	OBFR	35 bps	3,605,811	(19,163)
Templeton EM Investment Trust PLC	GBP	2,976,017	11/28/2025	SONIA	35 bps	3,018,430	42,413
Uber Technologies, Inc.	USD	789,891	12/31/2025	OBFR	35 bps	792,975	3,084
Vertex, Inc.	USD	102,846	12/31/2025	OBFR	35 bps	103,835	989
VGI Partners Global Investments, Ltd.	AUD	538,269	11/28/2025	RBACOR	45 bps	538,269	-
WAM Global, Ltd.	AUD	370,689	11/28/2025	RBACOR	45 bps	367,394	(3,295)
Weibo Corp.	USD	163,875	12/31/2025	OBFR	35 bps	155,784	(8,091)
Worldwide Healthcare Trust PLC	GBP	417,225	11/28/2025	SONIA	35 bps	425,284	8,059
Total Long Position Contracts						$116,743,608	$3,348,662

Short Position Contracts
4imprint Group PLC	GBP	(489,120)	11/28/2025	SONIA	(30) bps	(510,276)	(21,156)
A2A SpA	EUR	(195,657)	11/28/2025	ESTRON	(30) bps	(197,037)	(1,380)
Alpha Group International PLC	GBP	(81,927)	04/30/2025	SONIA	(30) bps	(86,256)	(4,329)
Alten SA	EUR	(28,239)	11/28/2025	ESTRON	(30) bps	(28,239)	-
ANDRITZ AG	EUR	(144,082)	11/28/2025	ESTRON	(30) bps	(146,217)	(2,135)
Auction Technology Group PLC	GBP	(2,731)	11/28/2025	SONIA	(30) bps	(2,789)	(58)
Auto Trader Group PLC	GBP	(137,917)	11/28/2025	SONIA	(30) bps	(139,221)	(1,304)
Balfour Beatty PLC	GBP	(89,227)	11/28/2025	SONIA	(30) bps	(91,792)	(2,565)
Barratt Redrow PLC	GBP	(5,491)	09/30/2025	SONIA	(30) bps	(5,546)	(55)
BAWAG Group AG	EUR	(260,480)	11/28/2025	ESTRON	(30) bps	(268,295)	(7,815)
Bellway PLC	GBP	(5,302)	11/28/2025	SONIA	(30) bps	(5,397)	(95)
BFF Bank SpA	EUR	(151,880)	11/28/2025	ESTRON	(30) bps	(155,635)	(3,755)
Big Technologies PLC	GBP	(873)	11/28/2025	SONIA	(105) bps	(873)	-
Bloomsbury Publishing PLC	GBP	(48)	11/28/2025	SONIA	(30) bps	(50)	(2)

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

January 31, 2025

TOTAL RETURN SWAP CONTRACTS(a)

Reference Obligations	Currency	Notional Amount(b)	Termination Date	Financing Rate Index	Financing Rate Spread Paid/(Received) by Fund	Value	Unrealized Appreciation/ (Depreciation)
Short Position Contracts
BPER Banca SPA	EUR	(354,642)	11/28/2025	ESTRON	(30) bps	$(349,240)	$5,402
Bytes Technology Group PLC	GBP	(63,782)	11/28/2025	SONIA	(30) bps	(65,365)	(1,583)
Card Factory PLC	GBP	(623)	11/28/2025	SONIA	(30) bps	(633)	(10)
Central Asia Metals PLC	GBP	(2,145)	11/28/2025	SONIA	(30) bps	(2,136)	9
Chemring Group PLC	GBP	(209,948)	11/28/2025	SONIA	(30) bps	(210,278)	(330)
Clarkson PLC	GBP	(33,829)	11/28/2025	SONIA	(30) bps	(34,229)	(400)
Computacenter PLC	GBP	(63,467)	11/28/2025	SONIA	(30) bps	(65,142)	(1,675)
Conduit Holdings, Ltd.	GBP	(2,615)	11/28/2025	SONIA	(30) bps	(2,674)	(59)
Covivio SA	EUR	(209,925)	11/28/2025	ESTRON	(30) bps	(214,098)	(4,173)
Cranswick PLC	GBP	(184,191)	11/28/2025	SONIA	(30) bps	(186,597)	(2,406)
Crest Nicholson Holdings PLC	GBP	(25,980)	11/28/2025	SONIA	(30) bps	(26,571)	(591)
CVS Group PLC	GBP	(29,437)	11/28/2025	SONIA	(30) bps	(28,008)	1,429
Dassault Systemes SE	EUR	(45,031)	11/28/2025	ESTRON	(30) bps	(45,174)	(143)
De' Longhi SpA	EUR	(166,235)	11/28/2025	ESTRON	(30) bps	(166,626)	(391)
Diploma PLC	GBP	(386,791)	11/28/2025	SONIA	(30) bps	(396,548)	(9,757)
DiscoverIE Group PLC	GBP	(4,029)	11/28/2025	SONIA	(30) bps	(4,112)	(83)
Dunelm Group PLC	GBP	(230,528)	11/28/2025	SONIA	(30) bps	(235,534)	(5,006)
Edenred	EUR	(18,844)	11/28/2025	ESTRON	(30) bps	(19,173)	(329)
Elis SA	EUR	(259,560)	11/28/2025	ESTRON	(30) bps	(257,473)	2,087
Esker SA	EUR	(8,092)	11/28/2025	ESTRON	(30) bps	(8,191)	(99)
Experian PLC	GBP	(139,317)	11/28/2025	SONIA	(30) bps	(140,900)	(1,583)
Fagron	EUR	(41,806)	11/28/2025	ESTRON	(30) bps	(42,070)	(264)
Fluidra SA	EUR	(194,631)	11/28/2025	ESTRON	(30) bps	(190,197)	4,434
Future PLC	GBP	(55,028)	11/28/2025	SONIA	(30) bps	(56,503)	(1,475)
Games Workshop Group PLC	GBP	(428,100)	11/28/2025	SONIA	(30) bps	(428,395)	(295)
Gamma Communications PLC	GBP	(3,863)	11/28/2025	SONIA	(90) bps	(3,915)	(52)
Gaztransport Et Technigaz SA	EUR	(143,998)	11/28/2025	ESTRON	(30) bps	(146,373)	(2,375)
Genus PLC	GBP	(162,336)	11/28/2025	SONIA	(30) bps	(169,303)	(6,967)
Grafton Group PLC	GBP	(130,449)	11/28/2025	SONIA	(30) bps	(132,864)	(2,415)
Hollywood Bowl Group PLC	GBP	(286)	11/28/2025	SONIA	(30) bps	(279)	7
Hunting PLC	GBP	(16,192)	11/28/2025	SONIA	(30) bps	(16,355)	(163)
IMI PLC	GBP	(131,267)	11/28/2025	SONIA	(30) bps	(134,612)	(3,345)
Impax Asset Management Group PLC	GBP	(1,871)	11/28/2025	SONIA	(30) bps	(1,932)	(61)
Inchcape PLC	GBP	(88,632)	11/28/2025	SONIA	(30) bps	(91,970)	(3,338)
Intermediate Capital Group PLC	GBP	(236,311)	11/28/2025	SONIA	(30) bps	(246,721)	(10,410)
IPSOS	EUR	(68,780)	11/28/2025	ESTRON	(30) bps	(69,447)	(667)
Kainos Group PLC	GBP	(11,355)	11/28/2025	SONIA	(30) bps	(11,481)	(126)
Kering SA	EUR	(52,369)	11/28/2025	ESTRON	(30) bps	(53,900)	(1,531)
Lottomatica Group Spa	EUR	(152,599)	11/28/2025	ESTRON	(30) bps	(158,832)	(6,233)
Man Group PLC	GBP	(133,639)	11/28/2025	SONIA	(30) bps	(136,824)	(3,185)

Quarterly Report | January 31, 2025	23

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

January 31, 2025

TOTAL RETURN SWAP CONTRACTS(a)

Reference Obligations	Currency	Notional Amount(b)	Termination Date	Financing Rate Index	Financing Rate Spread Paid/(Received) by Fund	Value	Unrealized Appreciation/ (Depreciation)
Short Position Contracts
Merlin Properties Socimi SA	EUR	(151,899)	11/28/2025	ESTRON	(30) bps	$(160,970)	$(9,071)
Morgan Advanced Materials PLC	GBP	(1,088)	11/28/2025	SONIA	(30) bps	(1,121)	(33)
Morgan Sindall Group PLC	GBP	(24,136)	11/28/2025	SONIA	(30) bps	(24,536)	(400)
Nexans SA	EUR	(192,471)	11/28/2025	ESTRON	(30) bps	(190,849)	1,622
Next Fifteen Communications	GBP	(93)	11/28/2025	SONIA	(30) bps	(92)	1
Ocado Group PLC	GBP	(99,418)	11/28/2025	SONIA	(30) bps	(100,047)	(629)
Oxford Instruments PLC	GBP	(245,167)	11/28/2025	SONIA	(30) bps	(250,536)	(5,369)
Oxford Nanopore Technologies PLC	GBP	(193,323)	11/28/2025	SONIA	(30) bps	(198,496)	(5,173)
Pagegroup PLC	GBP	(285)	11/28/2025	SONIA	(30) bps	(288)	(3)
Polestar Automotive Holding UK PLC	USD	(710,940)	11/28/2025	OBFR	(1400) bps	(724,880)	(13,940)
QinetiQ Group PLC	GBP	(241,868)	11/28/2025	SONIA	(30) bps	(245,691)	(3,823)
Reach PLC	GBP	(87)	11/28/2025	SONIA	(30) bps	(89)	(2)
Saipem SpA	EUR	(210,581)	11/28/2025	ESTRON	(30) bps	(211,474)	(893)
Samsung Electronics Co., Ltd.	USD	(54,778)	11/28/2025	OBFR	(40) bps	(55,327)	(549)
Sanlorenzo SpA/Ameglia	EUR	(50,070)	11/28/2025	ESTRON	(30) bps	(51,071)	(1,001)
Sartorius AG	EUR	(39,684)	04/30/2025	ESTRON	(30) bps	(40,085)	(401)
Scout24 SE	EUR	(68,448)	04/30/2025	ESTRON	(30) bps	(69,149)	(701)
SEB SA	EUR	(54,150)	11/28/2025	ESTRON	(30) bps	(53,741)	409
Senior PLC	GBP	(1,508)	11/28/2025	SONIA	(30) bps	(1,528)	(20)
Soitec	EUR	(15,300)	11/28/2025	ESTRON	(30) bps	(15,483)	(183)
Sopra Steria Group	EUR	(148,430)	11/28/2025	ESTRON	(30) bps	(152,593)	(4,163)
Spie SA	EUR	(353,509)	11/28/2025	ESTRON	(30) bps	(365,542)	(12,033)
SSP Group PLC	GBP	(104)	11/28/2025	SONIA	(30) bps	(107)	(3)
Telecom Plus PLC	GBP	(50,185)	11/28/2025	SONIA	(30) bps	(51,040)	(855)
Unipol Gruppo SpA	EUR	(354,576)	11/28/2025	ESTRON	(30) bps	(356,205)	(1,629)
Verallia SA	EUR	(44,875)	11/28/2025	ESTRON	(30) bps	(50,885)	(6,010)
Vesuvius PLC	GBP	(22,458)	11/28/2025	SONIA	(30) bps	(22,568)	(110)
Virbac SACA	EUR	(73,059)	11/28/2025	ESTRON	(30) bps	(75,626)	(2,567)
Watches of Switzerland Group PLC	GBP	(115,816)	11/28/2025	SONIA	(30) bps	(126,846)	(11,030)
WH Smith PLC	GBP	(8,185)	11/28/2025	SONIA	(30) bps	(8,411)	(226)
Wise PLC	GBP	(30,853)	11/28/2025	SONIA	(30) bps	(31,161)	(308)
Workspace Group PLC	GBP	(105)	11/28/2025	SONIA	(30) bps	(111)	(6)
Total Short Position Contracts						$(9,824,846)	$(181,900)

All Reference Obligations shown above for Total Return Swap Contracts are closed end funds and common stock.

(a)	The Fund receives monthly payments based on any positive monthly return of the Reference Obligation. The Fund makes payments on any negative monthly return of such Reference Obligation.
(b)	Notional amounts are presented in U.S. dollar equivalent.

Saba Capital Income & Opportunities Fund	Notes to Consolidated Financial Statements

January 31, 2025

The following table summarizes the valuation of the Fund’s financial instruments in accordance with the above fair value hierarchy levels as of January 31, 2025. Refer to the Consolidated Schedule of Investments for additional details.

Investments in Securities at Fair Value	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	$-	$62,345,411	$-	$62,345,411
Senior Loans	-	37,783,702	-	37,783,702
Sovereign Debt Obligations**	-	9,498	-	9,498
Mortgage-Backed Securities	-	3,708,817	-	3,708,817
Common Stock***	42,504,693	5,554,132	-	48,058,825
Closed End Funds	66,600,581	-	-	66,600,581
Investment Trusts	38,289,770	-	-	38,289,770
Preferred Stock	-	12,239	3,881,361	3,893,600
Participation Agreements***	-	-	1,124,626	1,124,626
Private Funds*	-	-	-	74,259,649
Unit Trusts	21,847,410	-	-	21,847,410
Special Purpose Acquisition Companies	316,234	-	27,786	344,020
Warrants	445,482	3,983	1,114,623	1,564,088
Rights	80,370	-	-	80,370
Options****	5,235,842	-	-	5,235,842
Money Market Funds	6,802,767	-	-	6,802,767
Total	$182,123,149	$109,417,782	$6,148,396	$371,948,976

Investment in Affiliated Fund, at Fair Value	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Closed End Fund	$870,952	$-	$-	$870,952
Total	$870,952	$-	$-	$870,952

Securities Sold Short, at Fair Value	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	$-	$5,833,952	$-	$5,833,952
Sovereign Debt Obligations**	222,765,398	-	-	222,765,398
Common Stock	48,110,419	-	-	48,110,419
Exchange Traded Funds	17,353,477	-	-	17,353,477
Preferred Stock	164,790	-	-	164,790
Total	$288,394,084	$5,833,952	$-	$294,228,036

Derivative Contracts, at Fair Value	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets
Simple Agreement For Future Equity Contracts	$-	$-	$7,170,363	$7,170,363
Forward Foreign Currency Contracts	-	215,559	-	215,559
Futures Contracts	339,639	-	-	339,639
Centrally Cleared Credit Default Swaps	-	4,708,474	-	4,708,474
Over-the-Counter Credit Default Swaps	-	2,931,446	-	2,931,446
TBA MBS forward contracts	-	3,779,761	-	3,779,761
Total Return Swaps	-	3,446,666	-	3,446,666
Total Assets	$339,639	$15,081,906	$7,170,363	$22,591,908

Liabilities
Forward Foreign Currency Contracts	$-	$546,985	$-	$546,985
Futures Contracts	1,555,679	-	-	1,555,679
Centrally Cleared Credit Default Swaps	-	842,184	-	842,184
Over-the-Counter Credit Default Swaps	-	160,510	-	160,510
Total Return Swaps	-	279,904	-	279,904
Total Liabilities	$1,555,679	$1,829,583	$-	$3,385,262

*	In accordance with ASC 820-10, investments that are measured at fair value using the NAV per share (or its equivalent) as practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Consolidated Schedule of Investments and Consolidated Statement of Assets and Liabilities.
**	Investments classified in Level 1 include sovereign debt obligations issued by G10 countries. All other sovereign debt obligations are classified as Level 2.
***	The Fund held Level 3 investments that are priced at $0.
****	All options held by the Fund are exchange traded listed options.

Quarterly Report | January 31, 2025	25